Summary of significant accounting policies - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	€ 209,353,132	€ 98,628,871	€ 20,326,372		€ 5,385,333
Loss for the year	(42,730,779)	(25,985,704)	(8,027,162)
Cash flows from (used in) operations	€ (44,600,000)	€ (21,500,000)	€ (6,700,000)	[1]
Preferred Shares [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Number of shares outstanding	0
Office equipment [member] | Bottom of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful life , property, plant and equipment	3 years
Office equipment [member] | Top Of Range [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful life , property, plant and equipment	5 years

[1]	6.7